Restricted net assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Text Block Supplement [Abstract]
Minimum reserve percentage of after tax profit	10.00%
Percentage of registered capital	50.00%
Restricted paid in capital and statutory reserve funds	$ 5,506,343	$ 5,371,012